PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	June 30,	December 31,
	2025	2024
Land and buildings	$3,352,882	$3,059,448
Building fixtures, facilities, and furniture	210,166	191,771
Leasehold improvement	22,765	20,773
Landscaping	23,730	21,653
Office Equipment and Fixtures	3,819	3,485
Auto	44,533	40,636
Construction in progress	124,967	74,569
Total Assets	3,782,862	3,412,335
Less accumulated depreciation	(218,347)	(162,649)
Net Assets	$3,564,515	$3,249,686

For the six months ended June 30, 2025 and 2024, depreciation and amortization expenses were $38,404 and $37,587, respectively.